UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22022

Advent/Claymore Global Convertible Securities & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

1065 Avenue of the Americas, New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

October 31, 2007

Advent/Claymore Global Convertible Securities & Income Fund

AGC

ADVENT CAPITAL MANAGEMENT

CLAYMORE®

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Fund Summary | As of October 31, 2007 (unaudited)

Fund Statistics
Share Price	$16.75
Common Share Net Asset Value	$19.37
Premium/Discount to NAV	-13.53%
Net Assets ($000)	$617,126

Total Returns
(Inception 5/29/07)	Market	NAV
Since Inception – non-annualized	-14.11%	3.82%

Top Ten Sectors	% of Long-Term Investments
Financial Services	13.3%
Oil & Gas	10.8%
U.S. Government Agency Obligations	8.8%
Automotive	6.9%
Money Market Funds	4.8%
Telecommunications	4.5%
Machinery	4.4%
Insurance	4.1%
Retail-Specialty Stores	4.0%
Metals	3.5%

Top Ten Issuers	% of Long-Term Investments
Chesapeake Energy Corp.	2.5%
Eksportfinans A/S, Ser. ABB Ltd.	2.4%
BNP Paribas SA, Ser. Shanghai Industrial	2.3%
Man Group PLC	2.3%
Allegro Investment Corp. SA, Ser. SABMiller	2.2%
Morgan Stanley, Ser. Komatsu	2.2%
Bayer Hypo, Ser. Lafarge	2.1%
Lucent Technologies Capital Trust I	2.0%
Allegro Investment Corp., Ser. Nabtesco	1.9%
Figaro Finance Ltd., Ser. Vallourec, NR	1.9%

Portfolio Breakdown by Country	% of Long-Term Investments
United States	38.2%
Japan	10.3%
Canada	8.4%
Germany	7.0%
United Kingdom	5.5%
Netherlands	5.5%
Switzerland	4.7%
France	4.7%
Hong Kong	4.5%
Cayman Islands	2.6%
Bermuda	2.3%
Czech Republic	1.6%
Luxembourg	1.3%
Jersey	1.2%
Brazil	1.0%
Egypt	0.9%
Belgium	0.3%

Past performance does not guarantee future results. All portfolio data is subject to change daily. For more current information, please visit www.claymore.com. The above summaries are provided for informational purposes only and should not be viewed as recommendations.

2 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Portfolio of Investments | October 31, 2007

Number of Shares		Value
	Long-Term Investments – 115.5%
	Convertible Preferred Stocks – 40.5%
	Airlines – 1.6%
250,000	Continental Airlines Financial Trust II, 6.00%, 2030	$10,031,250

	Aluminum, Steel & Other Metals – 1.9%
25,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010	4,264,000
100,000	Vale Capital, Ltd., Ser. RIO, 5.50%, 2010 (Brazil) (a)	7,322,000

		11,586,000

	Automotive – 2.1%
417,919	Merrill Lynch International Co., Ser. Suzuki, 8.00%, 2008 (Japan) (a)(b)	12,717,275

	Beverages – 2.6%
529,287	Allegro Investment Corp. SA, Ser. SABMiller, 8.00%, 2008 (a)	15,756,025

	Chemicals – 0.8%
5,400	Givaudan Nederland Finance, 5.375%, 2010 (Netherlands)	4,971,154

	Communications Equipment – 2.4%
15,000	Lucent Technologies Capital Trust I, 7.75%, 2017	14,493,750

	Diversified Manufacturing Operations – 2.1%
100,000	KBC Financial Products, Ser. Siemens AG, 8.00%, 2008 (Germany) (a)	12,929,613

	Engineering – 2.7%
628,060	Eksportfinans A/S, Ser. ABB Ltd., 8.00%, 2008 (Switzerland) (a)(b)	16,822,504

	Entertainment – 1.5%
222,750	Lehman Brothers Holdings, Inc., Ser. International Game Tech., 8.00%, 2008 (a)	9,293,130

	Financial Services – 1.5%
70,000	CIT Group, Inc., 7.75%, 2010	1,760,500
80	Fannie Mae, 5.375%, 2049	7,876,890

		9,637,390

	Insurance – 4.7%
6,600	Fortis Insurance NV, 7.75%, 2008 (Netherlands) (b)	9,462,420
250,000	IPC Holdings, Ltd., 7.25%, 2008 (Bermuda)	6,812,500
500,000	XL Capital Ltd., 7.00%, 2009 (Cayman Islands)	12,725,000

		28,999,920

	Internet – 1.5%
329,815	Merrill Lynch & Co., Inc., Ser. Yahoo, 8.00%, 2008 (a)(b)	9,482,181

	Machine Tools – 1.4%
63,000	Merrill Lynch International & Co. CV, Ser. SMC Corp., 8.00%, 2008 (Japan) (a)(b)	8,365,770

	Machinery – 2.5%
475,500	Morgan Stanley, Ser. Komatsu, 8.00%, 2008 (Japan) (a)(b)	15,521,960

	Oil & Gas – 2.8%
55,000	Chesapeake Energy Corp., 6.25%, 2009 (c)	17,496,875

	Pharmaceuticals – 2.0%
45,898	Schering-Plough Corp., 6.00%, 2010	12,220,342

	Real Estate Investment Trusts – 0.5%
150,000	HRPT Properties Trust, Ser. D, 6.50%, 2049	3,297,000

	Semiconductor – 1.8%
445,820	Wachovia Bank NA, Ser. Intel, 8.00%, 2008 (a)(b)	10,891,383

	Utilities-Gas & Electric – 3.2%
150,000	Entergy Corp., 7.625%, 2009	10,837,500
190,000	PNM Resources, Inc., 6.75%, 2008	8,538,600

		19,376,100

	Waste Management – 0.9%
17,500	Allied Waste Industries, Inc., Ser. D, 6.25%, 2008	5,731,250

	Total Convertible Preferred Stocks – 40.5%
	(Cost $244,621,460)	249,620,872

Principal Amount		Value
	Convertible Bonds – 39.4%
	Advertising – 0.9%
$5,000,000	Elf Special Financing, Ltd., B
	6.044%, 6/15/09 (Cayman Islands) (b)(d)	$5,385,500

	Automotive – 3.7%
7,400,000 Euro	Deutsche Bank AG, Ser. Daimler, NR
	8.00%, 6/20/08 (Germany) (a)(b)	11,310,843
$13,625,000	General Motors Corp., Ser. B, B-
	5.25%, 3/06/32, Convertible Senior Debentures (c)	12,066,300

		23,377,143

	Auto Parts & Equipment – 1.6%
7,000,000 Euro	Calyon Financial Products, Ser. Continental AG, NR
	8.00%, 6/18/08 (Germany) (a)	9,890,278

	Chemicals – 2.0%
5,500,000 Euro	Bayer Capital Corp. BV, BBB-
	6.625%, 6/01/09, Subordinated Convertible Debentures (Netherlands)	12,415,430

	Commercial Services – 1.1%
7,000,000 Euro	JP Morgan International Derivatives Ltd., Ser. USG People, AA-
	8.00%, 6/18/08 (Netherlands) (a)	6,551,322

	Computers-Software & Peripherals – 1.8%
$11,500,000	Novell, Inc., NR
	0.50%, 7/15/24, Senior Unsecured Convertible Notes (e)	10,996,875

	Consumer Staples – 2.7%
$15,000,000	BNP Paribas SA, Ser. Shanghai Industrial, AA+
	9.00%, 10/03/08 (Hong Kong) (a)(b)	16,486,500

	Diversified Metals & Mining – 2.2%
$11,500,000	Peabody Energy Corp., B-
	4.75%, 12/15/41, Senior Unsecured Convertible Debentures	13,455,000

	Financial Services – 3.5%
$12,000,000	CompuCredit Corp., NR
	5.875%, 11/30/35, Senior Unsecured Convertible Notes	7,755,000
3,500,000 Euro	Fortfinlux S.A., A-
	5.384%, 11/07/72, Subordinated Convertible Notes (Luxembourg) (d)	5,873,809
8,600,000	Swiss Reinsurance Treasury Luxembourg SA, Ser. RUKN, AA-
Swiss Franc	6.00%, 12/15/08, Senior Unsecured Convertible Notes (Switzerland) (a)	7,792,421

		21,421,230

See notes to financial statements.

Annual Report | October 31, 2007 | 3

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Portfolio of Investments continued

Principal Amount		Value
	Gas & Electric – 1.9%
7,200,000 Euro	Deutsche Bank AG, Ser. CEZ, AA-
	8.00%, 6/20/08, Convertible Notes (Czech Republic) (a)	$11,545,767

	Health Care Products & Services – 2.1%
94,000,000 HK$	Dexia Banque Internationale & Luxembourg S.A., Ser. Hengan, AA
	8.00%, 7/24/08 (Hong Kong) (a)	13,026,449

	Industrial – 2.4%
10,600,000 Euro	Bayer Hypo, Ser. Lafarge, A
	8.00%, 10/03/08 (France) (a)	15,053,385

	Machinery-Diversified – 2.2%
$12,500,000	Allegro Investment Corp., Ser. Nabtesco, NR
	8.00%, 7/16/08 (Japan) (a)(b)	13,767,301

	Media – 0.8%
$2,000,000	CCH I LLC., NR
	11.00%, 10/01/15, Senior Secured Convertible Notes	1,945,000
$3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., CCC
	8.75%, 11/15/13, Senior Unsecured Convertible Notes (c)	3,015,000

		4,960,000

	Metals – 4.0%
7,500,000 Euro	Figaro Finance Ltd., Ser. Vallourec, NR
	3.875%, 9/18/09, Senior Secured Convertible Notes (France) (a)	13,499,596
5,000,000 Pound	Calyon Financial Products, Ser. Xstrata, NR
	8.00%, 6/12/08 (United Kingdom) (a)	11,165,745

		24,665,341

	Oil & Gas – 0.5%
3,000,000 CAD	Harvest Energy Trust, NR
	7.25%, 9/30/13, Subordinated Convertible Notes (Canada)	3,130,607

	Retail-Specialty Stores – 3.2%
$12,000,000	BNP Paribas SA, Ser. Don Quijote, AA
	8.00%, 6/30/08, Convertible Notes (Japan) (a)(b)(c)	11,587,260
3,500,000 Pound	Punch Taverns Redwood Jersey Co., NR
	5.00%, 12/14/10, Senior Unsecured Convertible Bonds (Jersey)	8,408,367

		19,995,627

	Telecommunications – 2.8%
$11,500,000	Level 3 Communications, Inc., CCC
	6.00%, 9/15/09, Subordinated Convertible Notes	10,838,750
4,000,000 Euro	Weather Capital Finance, Ser. Orascom, NR
	4.75%, 2/27/13, Senior Unsecured Convertible Bond (Egypt) (a)	6,322,591

		17,161,341

	Total Convertible Bonds – 39.4%
	(Cost $240,508,130)	243,285,096

	Corporate Bonds – 6.7%
	Advertising – 0.2%
$1,500,000	R.H. Donnelley Corp., B
	8.875%, 10/15/17, Senior Notes (b)	1,507,500

	Computers-Software & Peripherals – 0.4%
2,500,000	SunGard Date Systems Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes	2,618,750

	Electronic Equipment & Components – 0.4%
2,500,000	Freescale Semiconductor, Inc., B
	9.569%, 12/15/14, Company Guarantee Notes (d)	2,309,375

	Financial Services – 1.6%
10,000,000	CDX North America High Yield, NR
	7.625%, 6/29/12 (b)	9,725,000

	Forest Products & Paper – 0.6%
1,000,000	Rock-Tenn Co., BB-
	8.20%, 8/15/2011, Senior Unsubordinated Notes	1,030,000
	Verso Paper Holdings LLC, Ser. B, B+
1,000,000	9.125%, 8/01/14, Senior Secured Notes	1,037,500
1,500,000	9.106%, 8/01/14, Senior Secured Notes (d)	1,515,000

		3,582,500

	Health Care Products & Services – 1.2%
	HCA, Inc., B-
2,000,000	6.50%, 2/15/16, Senior Unsecured Notes (c)	1,717,500
3,000,000	8.36%, 4/15/24, Unsecured Debentures	2,652,504
1,000,000	HCA, Inc., BB-
	9.25%, 11/15/16, Senior Notes	1,055,000
2,500,000	Tenet Healthcare Corp., CCC+
	9.25%, 2/01/15, Senior Unsecured Notes	2,212,500

		7,637,504

	Leisure & Entertainment – 0.6%
2,000,000	Caesars Entertainment, Inc., B+
	8.125%, 5/15/11, Company Guarantee Notes	2,030,000
2,000,000	Harrah’s Operating Co., Inc., BB
	6.50%, 6/01/16, Company Guarantee Notes	1,587,428

		3,617,428

	Media – 1.0%
1,000,000	CCH II LLC/ CCH II Capital Co., CCC
	10.25%, 9/15/10, Senior Unsecured Notes	1,025,000
2,500,000	Idearc, Inc., B+
	8.00%, 11/15/16, Company Guarantee Notes	2,518,750
2,500,000	Nielsen Finance LLC, CCC+
	10.00%, 8/01/14, Company Guarantee Notes	2,643,750

		6,187,500

	Packaging & Containers – 0.3%
1,500,000	Graphic Packaging International Corp., B-
	9.50%, 8/15/13, Company Guarantee Notes	1,582,500

	Telecommunications – 0.4%
2,500,000	Cricket Communications, Inc., CCC
	9.375%, 11/01/14, Company Guarantee Notes	2,493,750

	Total Corporate Bonds – 6.7%
	(Cost $41,550,391)	41,261,807

See notes to financial statements.

4 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Portfolio of Investments continued

Number of Shares		Value
	Common Stocks – 28.1%
	Agriculture – 0.1%
838,000	Chaoda Modern Agriculture (Holdings) Ltd. (Cayman Islands)	$757,906

	Airlines – 0.3%
60,000	Continental Airlines, Inc. – Class B (f)	2,061,000

	Aluminum, Steel & Other Metals – 1.9%
60,000	Freeport-McMoRan Copper & Gold, Inc. – Class B (g)	7,060,800
16,700	Vallourec SA (France)	4,833,598

		11,894,398

	Automotive – 1.3%
10,850	Daimler AG (Germany)	1,192,206
207,000	Suzuki Motor Corp. (Japan)	6,751,269

		7,943,475

	Auto Parts & Equipment – 0.4%
15,800	Continental AG (Germany)	2,386,216

	Biotechnology – 0.7%
60,000	Genzyme Corp. (f)(g)	4,558,200

	Building Products & Services – 0.5%
28,600	Holcim Ltd. (Switzerland)	3,257,150

	Commercial Services – 0.9%
178,850	USG People NV (Netherlands)	5,418,254

	Diversified Manufacturing Operations – 0.4%
16,200	Siemens AG (Germany)	2,196,550

	Financial Services – 3.7%
74,074	Fortis (Belgium)	2,364,096
74,074	Fortis (Belgium) (f)(h)	1,072
1,337,250	Man Group PLC (United Kingdom)	16,334,249
140,000	MF Global Ltd. (Bermuda) (f)	4,138,400

		22,837,817

	Health Care Products & Services – 0.4%
570,000	Hengen International Group Co., Ltd. (Hong Kong)	2,209,901

	Leisure & Entertainment – 1.1%
125,000	International Game Technology	5,451,250
90,000	Shuffle Master, Inc. (f)	1,231,200

		6,682,450

	Machinery – 1.5%
118,563	Heidelberger Druckmaschin AG (Germany)	4,835,462
138,000	Nabtesco Corp. (Japan)	2,333,018
15,000	SMC Corp. (Japan)	2,001,128

		9,169,608

	Metals & Mining – 0.6%
52,350	Xstrata PLC (United Kingdom)	3,748,584

	Oil & Gas – 9.2%
440,000	ARC Energy Trust-Units (Canada)	9,899,768
375,000	Bonavista Energy Trust (Canada)	12,575,016
200,000	Canetic Resources Trust (Canada)	3,240,682
435,000	Crescent Point Energy Trust (Canada)	10,625,395
231,000	Enerplus Resources Fund (Canada)	11,138,977
325,000	Harvest Energy Trust (Canada)	9,201,148

		56,680,986

	Pharmaceuticals – 0.9%
34,000	Roche Holding AG (Switzerland)	5,796,471

	Real Estate – 0.9%
638,000	Kerry Properties Ltd. (Bermuda)	5,478,002

	Retail-Specialty Stores – 1.3%
222,069	Whitebread PLC (United Kingdom)	8,169,881

	Telecommunications – 2.0%
450,000	Level 3 Communications, Inc. (f)(g)	1,363,500
30,000	Millicom International Cellular S.A. (Luxembourg) (f)(g)	3,524,400
125,000	NII Holdings, Inc. (f)(g)	7,250,000

		12,137,900

	Total Common Stocks – 28.1%
	(Cost $163,333,987)	173,384,749

	Preferred Stocks – 0.8%
	Automotive – 0.8%
1,880	Porsche Automobil Holding SE (Germany)
	(Cost $5,015,116)	5,007,321

	Total Long-Term Investments – 115.5%
	(Cost $695,029,084)	712,559,845

See notes to financial statements.

Annual Report | October 31, 2007 | 5

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Portfolio of Investments continued

Number of Shares		Value
	Short-Term Investments – 15.6%
	Money Market Funds – 5.5%
28,028,049	Goldman Sachs Financial Prime Obligations	28,028,049
6,000,000	Janus Institutional Government Money Market Fund	6,000,000

	(Cost $34,028,049)	34,028,049

Principal Amount		Value
	U.S. Government Agency Obligations – 10.1%
$63,087,000	U.S. Treasury Bill yielding 4.82%, 1/31/08 (c)
	(Cost$ 62,335,896)	62,475,939

	Total Short-Term Investments – 15.6%
	(Cost $96,363,945)	96,503,988

	Total Investments – 131.1%
	(Cost $791,393,029)	809,063,833
	Total Options Written (premiums received $1,004,631) – (-0.1%)	(993,500)
	Liabilities in excess of other assets – (-3.4%)	(20,944,274)
	Preferred Shares, at Liquidation Value – (-27.6% of Net Assets
	Applicable to Common Shareholders or -21.0% of Total Investments)	(170,000,000)

	Net Assets Applicable to Common Shareholders – 100.0%	$617,126,059

LLC	– Limited Liability Corp.
(a)	Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company’s common stock.
(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to 24.8% of net assets applicable to common shareholders.
(c)	All or a portion of these securities have been physically segregated in connection with swap agreements.
(d)	Floating rate security. The rate shown is as of October 31, 2007.
(e)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. The rating shown is as of October 31, 2007.
(f)	Non-income producing security.
(g)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(h)	Security has a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

Contracts (100 shares per contract)	Call Options Written(f )	Expiration Date	Exercise Price	Market Value
100	Freeport-McMoRan Copper & Gold, Inc.	November 2007	$115.00	$58,500
150	Freeport-McMoRan Copper & Gold, Inc.	November 2007	120.00	48,000
100	Genzyme Corp.	November 2007	70.00	54,000
4,500	Level 3 Communications, Inc.	November 2007	2.50	270,000
200	Millicom International Cellular S.A.	November 2007	95.00	372,000
100	Millicom International Cellular S.A.	November 2007	100.00	189,000
200	NII Holdings, Inc.	November 2007	75.00	2,000

	Total Call Options Written
	(Premiums received $1,004,631)			$993,500

See notes to financial statements.

6 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Statement of Assets and Liabilities | October 31, 2007

Assets
Investments in securities, at value (cost $791,393,029)	$809,063,833
Foreign currency, at value (cost $563,340)	582,640
Restricted cash	2,219,581
Cash	88,738
Receivable for securities sold	6,285,001
Dividends and interest receivable	4,698,122
Net unrealized appreciation on forward foreign currency contracts	61,110
Other assets	29,323

Total assets	823,028,348

Liabilities
Options written, at value (premiums received of $1,004,631)	993,500
Payable for securities purchased	27,507,421
Net unrealized depreciation on swaps	5,663,962
Offering costs payable	790,092
Investment Management fee payable	395,825
Investment Advisory fee payable	263,883
Dividends payable – preferred shares	99,046
Accrued expenses and other liabilities	188,560

Total liabilities	35,902,289

Preferred Stock, at redemption value
Auction Market Preferred Shares
$0.001 par value per share; 6,800 authorized, issued and outstanding at $25,000 per share liquidation preference	170,000,000

Net Assets Applicable to Common Shareholders	$617,126,059

Composition of Net Assets Applicable to Common Shareholders
Common Stock, $0.001 par value per share; unlimited number of shares authorized, 31,867,616 shares issued and outstanding	$31,868
Additional paid-in capital	605,186,036
Net unrealized appreciation on investments, options, swaps, forward and foreign currency translation	11,952,724
Accumulated net realized gain on investments, options, swaps, forward and foreign currency transactions	1,979,710
Distributions in excess of net investment income	(2,024,279)

Net Assets Applicable to Common Shareholders	$617,126,059

Net Asset Value Applicable to Common Shareholders
(based on 31,867,616 common shares outstanding)	$19.37

See notes to financial statements.

Annual Report | October 31, 2007 | 7

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Statement of Operations | For the Period May 29, 2007* through October 31, 2007

Investment Income
Dividends (net of foreign withholding taxes of $344,262)	$7,351,669
Interest (net of withholding taxes of $151,501)	8,949,159

Total income		$16,300,828

Expenses
Investment Management fee	1,625,506
Investment Advisory fee	1,083,671
Professional fees	161,606
Printing	103,569
Trustees’ fees and expenses	77,171
Fund accounting	72,456
Administration fee	63,994
Custodian	59,383
Preferred share maintenance	56,770
Insurance	17,043
NYSE listing fee	16,048
Transfer agent	14,206
Miscellaneous	4,403

Total expenses		3,355,826
Balance Credits from Custodian Bank		(95,645)

Net expenses		3,260,181

Net investment income		13,040,647

Realized and Unrealized Gain (Loss) on Investments, Options, Swaps, Forward and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		3,750,256
Options		(936,764)
Swaps		(21,896)
Forward and foreign currency transactions		(661,117)
Net change in unrealized appreciation (depreciation) on:
Investments		17,670,804
Options		11,131
Swaps		(5,663,962)
Forward and foreign currency translation		(65,249)
Net realized and unrealized gain on investments, options, swaps, forward and foreign currency transactions		14,083,203

Distributions to Preferred Shareholders from Net investment income		(1,285,034)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations		$25,838,816

*	Commencement of investment operations.

See notes to financial statements.

8 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Statement of Changes in Net Assets

Applicable to Common Shareholders |

For the Period May 29, 2007* Through October 31, 2007
Increase in Net Assets Applicable to Common Shareholders Resulting from Operations:
Net investment income	$13,040,647
Net realized gain on investments, options, swaps, forward and foreign currency transactions	2,130,479
Net change in unrealized appreciation (depreciation) on investments, options, swaps and foreign currency translation	11,952,724

Distributions to Preferred Shareholders from:
Net investment income	(1,285,034)

Net increase in net assets applicable to Common Shareholders resulting from operations	25,838,816

Dividends and Distributions to Common Shareholders:
From and in excess of net investment income	(13,930,661)

Capital Share Transactions:
Proceeds from the issuance of common shares	607,492,690
Reinvestment of dividends	997,366
Common and preferred shares’ offering costs charged to paid-in capital	(3,372,236)

Net increase from capital share transactions	605,117,820

Total increase in net assets	617,025,975

Net Assets Applicable to Common Shareholders
Beginning of period	100,084

End of period (including distributions in excess of net investment income $2,024,279)	$617,126,059

*	Commencement of investment operations.

See notes to financial statements.

Annual Report | October 31, 2007 | 9

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Financial Highlights |

Per share operating performance for a common share outstanding throughout the period	For the Period May 29, 2007(a) Through October 31, 2007
Net asset value, beginning of period	$19.10	(b)

Income from investment operations
Net investment income(c)	0.42
Net realized and unrealized gain on investments, options, swaps and foreign currency transactions	0.44
Dividends to preferred shareholders from net investment income (common share equivalent basis)	(0.04)

Total from investment operations	0.82

Common and preferred shares’ offering expenses charged to paid-in-capital in excess of par value	(0.11)

Dividends and distributions to Common Shareholders
from and in excess of net investment income	(0.44)

Net asset value, end of period	$19.37

Market value, end of period	$16.75

Total investment return(d)
Net asset value	3.82%
Market value	-14.11%

Ratios and supplemental data
Net assets, applicable to Common Shareholders, end of period (thousands)	$617,126
Preferred shares, at redemption value ($25,000 per share liquidation preference) (thousands)	$170,000
Preferred shares asset coverage per share	$115,700

Ratios to Average Net Assets applicable to Common Shares:
Net Expenses, after balance credits	1.33	%(e)
Net Expenses, before balance credits	1.35	%(e)

Net Investment Income, after balance credits, prior to effect of dividends to preferred shares	5.22	%(e)
Net Investment Income, before balance credits, prior to effect of dividends to preferred shares	5.20	%(e)

Net Investment Income, after balance credits, after effect of dividends to preferred shares	4.70	%(e)
Net Investment Income, before balance credits, after effect of dividends to preferred shares	4.68	%(e)

Ratios to Average Managed Assets:(f)
Net Expenses, after balance credits	1.22	%(e)
Net Expenses, before balance credits	1.24	%(e)

Net Investment Income, after balance credits, prior to effect of dividends to preferred shares	4.79	%(e)
Net Investment Income, before balance credits, prior to effect of dividends to preferred shares	4.77	%(e)

Portfolio turnover rate	35%

(a)	Commencement of investment operations.
(b)	Before reimbursement of offering expenses charged to capital during the period.
(c)	Based on average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Managed assets is equal to net assets applicable to common shareholders plus outstanding leverage such as the liquidation value of preferred shares.

See notes to financial statements.

10 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Notes to Financial Statements | October 31, 2007

Note 1 – Organization:

Advent/Claymore Global Convertible Securities & Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 26, 2007. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to provide total return, through a combination of capital appreciation and current income. The Fund will pursue its investment objective by investing at least 80% of its assets in a diversified portfolio of convertible securities and non-convertible income-producing securities, each of U.S. and non-U.S. issuers.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund values synthetic convertible securities based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Because of the inherent uncertainty in the valuation process, it is reasonably possible that the estimated values may differ from the values that would have been used had a more active market for the investments existed, and such differences could be material. As of October 31, 2007, approximately $267,101,299, representing 33.0% of total Fund investments, are invested in these synthetic convertible securities.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends or interest actually received compared to the amount shown in a Fund’s accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation in the Fund’s Statement of Operations.

(d) Covered Call Options

The Fund will pursue its objective by employing an option strategy of writing (selling) covered call options on up to 25% of the securities held in the portfolio of the Fund. The Fund seeks to generate current gains from option premiums as a means to enhance distributions payable to shareholders.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

Annual Report | October 31, 2007 | 11

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Notes to Financial Statements continued

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised; the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

(e) Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to change in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract. Forward exchange currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(f) Swaps

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk as well as to attempt to enhance return. Total return swap agreements are contracts in which one party agrees to make payments of the total return from the underlying asset during a specified period in return for receiving payments equal to a fixed or floating rate of interest or the total return from another designated underlying asset. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gains (losses) and, in the case of accruals for periodic payments, are included as part of unrealized appreciation (depreciation) on the Statement of Operations.

(g) Distributions to Shareholders

The Fund declares and pays monthly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

12 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Notes to Financial Statements continued

Note 3 – Investment Management and Advisory Agreements and other agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between Claymore Advisors, LLC (the “Adviser”) and the Fund, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of Advent Capital Management, LLC (the “Investment Manager”), provides personnel and pays the compensation of all Trustees and Officers of the Fund who are its affiliates. As compensation for these services, the Fund pays the Adviser an annual fee, payable monthly in arrears, at an annual rate equal to 0.40% of the average Managed Assets during such month. Managed Assets means the total of assets of the Fund (including any assets attributable to any preferred shares or otherwise attributable to the use of financial leverage, if any) less the sum of accrued liabilities.

Pursuant to an Investment Management Agreement between the Investment Manager and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.60% of the average Managed Assets during such month for the services and facilities provided by the Investment Manager to the Fund. These services include the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and investment research. The Investment Manager also provides personnel to the Fund and pays the compensation of all Trustees and Officers of the Fund who are its affiliates.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. During the period, the Fund received Balance Credits of $95,645 from BNY as compensation for uninvested cash held by BNY in demand deposit accounts. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund. The Bank of New York is a subsidiary of The Bank of New York Company, Inc. (“BNYCo”), a financial holding company. The Bank of New York is the principal operating subsidiary of BNYCo. On July 2, 2007, BNYCo merged with Mellon Financial Corporation. The new company is called The Bank of New York Mellon Corporation. Fimat USA, LLC and Credit Suisse First Boston act as the Fund’s custodian for covered call options.

Certain Officers and Trustees of the Fund are also Officers and Directors of the Adviser or Investment Manager. The Fund does not compensate its Officers or Trustees who are Officers of the aforementioned firms.

Note 4 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

In order to present paid-in-capital in excess of par, undistributed net investment income and accumulated realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated realized gains or losses on investments. For the period ended October 31, 2007, the adjustments were to decrease accumulated net realized gain on investments by $150,769 and increase undistributed net investment income by $150,769 due to a distribution reclass and the difference in the treatment for book and tax purposes of investments in real estate investment trusts, trust preferred securities and foreign currency contracts.

At October 31, 2007, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/ (Accumulated Capital Loss)
$792,230,729	$37,192,310	$(20,359,206)	$16,833,104	$(7,625,693)	$2,700,744	$—

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales, straddles and additional income accrued for tax purposes on certain convertible securities and swaps.

For period ended October 31, 2007, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets of $15,215,695 was ordinary income.

Annual Report | October 31, 2007 | 13

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Notes to Financial Statements continued

Note 5 – Investments in Securities:

For the period ended October 31, 2007, purchases and sales of investments, other than short-term securities, were $869,254,091 and $178,056,116, respectively.

The Fund entered into total return swap agreements during the period ended October 31, 2007 to potentially enhance return. Details of the swap agreements outstanding as of October 31, 2007 are as follows:

Counterparty	Underlying Term Loans	Termination Date	Notional Amount (000)		Paying Floating Rate	Unrealized Appreciation (Depreciation)
Citigroup	Georgia-Pacific Corp., US LIBOR + 1.75%, due 12/22/12	07/25/2008	$9,383	(a)	—	$(178,414)
Citigroup	Graphic Packaging International, Inc., US LIBOR + 2.0%, due 05/16/14	06/23/2008	15,099	(a)	—	(273,675)
Citigroup	Health Management Associates, Inc., US LIBOR + 1.75%, due 02/28/14	07/30/2008	4,950	(a)	—	(187,030)
Citigroup	Lifepoint Hospitals Inc., US LIBOR + 1.625%, due 08/23/12	07/10/2008	15,461	(a)	—	(409,310)
Citigroup	Yell Group PLC, US LIBOR + 2.0%, due 02/10/13	07/30/2008	5,006	(a)	—	(81,250)
JPMorgan Chase & Co.	Allied Waste North America, US LIBOR, due 03/28/14	07/01/2008	8,941		5.26%	(122,207)
JPMorgan Chase & Co.	Boise Cascade LLC, US LIBOR + 1.5%, due 04/30/14	07/01/2008	8,926		5.26%	(27,478)
JPMorgan Chase & Co.	Celanese Holdings LLC, US LIBOR + 1.75%, due 03/30/14	07/01/2008	9,801		5.26%	(95,744)
JPMorgan Chase & Co.	Charter Communications, US LIBOR + 2.0%, due 03/06/14	07/01/2008	18,288		5.26%	(528,382)
JPMorgan Chase & Co.	Community Health Systems, Inc., US LIBOR + 2.25%, due 07/25/14	07/01/2008	19,550		5.26%	(349,762)
JPMorgan Chase & Co.	Davita, Inc., US LIBOR + 1.5%, due 10/05/12	07/01/2008	14,700		5.26%	(239,698)
JPMorgan Chase & Co.	Delta Air Lines, Inc., US LIBOR + 2.0%, due 04/30/12	07/01/2008	14,663		5.26%	(249,702)
JPMorgan Chase & Co.	DirectTV Holdings LLC, US LIBOR + 1.5%, due 04/13/13	07/01/2008	9,900		5.26%	(54,514)
JPMorgan Chase & Co.	Dollar General Corp., US LIBOR + 2.75%, due 07/16/14	07/01/2008	2,413		5.26%	(52,047)
JPMorgan Chase & Co.	Energy Future Holdings, US LIBOR + 3.5%, due 10/10/14	07/01/2008	4,000	(a)	—	7,950
JPMorgan Chase & Co.	Energy Future Holdings, US LIBOR + 3.5%, due 10/10/14	07/01/2008	5,000	(a)	—	—
JPMorgan Chase & Co.	Ford Motor Co., US LIBOR + 3.0%, due 12/15/13	07/01/2008	19,215		5.26%	(488,219)
JPMorgan Chase & Co.	HCA, Inc., US LIBOR + 2.75%, due 11/16/13	07/01/2008	19,464		5.26%	(318,237)
JPMorgan Chase & Co.	Hertz Corp., US LIBOR + 2.50%, due 12/21/12	07/01/2008	7,381		5.26%	(90,372)
JPMorgan Chase & Co.	Idearc, Inc., US LIBOR + 2.0%, due 11/17/14	07/01/2008	17,213		5.26%	(129,868)
JPMorgan Chase & Co.	Isle of Capri Casinos, US LIBOR + 1.75%, due 07/26/14	07/01/2008	4,819		5.26%	(155,530)
JPMorgan Chase & Co.	Las Vegas Sands LLC, US LIBOR + 1.75%, due 05/23/14	07/01/2008	14,549		5.26%	(364,996)
JPMorgan Chase & Co.	Level 3 Communications, Inc., US LIBOR + 2.25%, due 03/13/14	07/01/2008	12,805		5.26%	(115,434)
JPMorgan Chase & Co.	Mirant North America LLC, US LIBOR + 1.75%, due 01/03/13	07/01/2008	14,797		5.26%	(98,559)
JPMorgan Chase & Co.	NRG Energy, Inc., US LIBOR + 1.75%, due 02/01/13	07/01/2008	14,300		5.26%	(187,783)
JPMorgan Chase & Co.	NRG Holdings, Inc., US LIBOR + 2.5%, due 06/08/14	07/01/2008	3,909		5.26%	(64,235)
JPMorgan Chase & Co.	Owens-Brockway, US LIBOR + 1.75%, due 06/14/13	07/01/2008	1,944		5.26%	(13,495)
JPMorgan Chase & Co.	R.H. Donnelley Inc., US LIBOR + 1.5%, due 06/30/11	07/01/2008	15,202		5.26%	(42,779)
JPMorgan Chase & Co.	Tenneco Automotive, Inc., US LIBOR + 1.75%, due 03/16/14	07/01/2008	4,875		5.26%	(110,097)
JPMorgan Chase & Co.	Time Warner Telecommunications Holdings, US LIBOR + 2.25%, due 01/07/13	07/01/2008	4,925		5.26%	(71,187)
JPMorgan Chase & Co.	Virgin Media Investment Holding, EURIBOR + 2.0%, due 10/04/13	07/01/2008	7,017	(a)	—	(202,511)
JPMorgan Chase & Co.	Virgin Media Investment Holding, GB LIBOR + 2.125%, due 10/04/13	07/01/2008	10,075	(a)	—	(288,898)
JPMorgan Chase & Co.	Windstream Corp., US LIBOR + 1.5%, due 07/17/13	07/01/2008	9,938		5.26%	(8,162)
JPMorgan Chase & Co.	Yell Group PLC, US LIBOR + 2.0%, due 10/27/12	07/01/2008	3,545	(a)	—	(72,337)

						$(5,663,962)

(a)	Not settled as of October 31, 2007.

For each swap noted, the Fund pays a floating rate and receives the total return of the underlying asset. The market value of the swaps outstanding reflects the net of current receivables and payables, which may have different payment dates.

14 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Notes to Financial Statements continued

The Fund entered into written option contracts during the period ended October 31, 2007.

Details of the transactions were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during the period	14,331	2,178,328
Options expired during the period	(5,173)	(642,542)
Options closed during the period	(2,750)	(418,543)
Options assigned during the period	(1,058)	(112,612)

Options outstanding, end of period	5,350	$1,004,631

Note 6 – Derivatives:

At October 31, 2007, the following forward exchange currency contracts were outstanding:

Long Contracts	Current Value	Unrealized Appreciation
Pound Sterling, 7,499,997 expiring 11/09/07	$15,580,103	$61,110

Note 7 – Capital:

Common Shares

In connection with its organization process, the Fund sold 5,240 shares of beneficial interest to Claymore Securities, Inc., an affiliate of the Adviser, for consideration of $100,084 at a price of $19.10 per share. The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 31,867,616 issued and outstanding. Of this amount, the Fund issued 28,750,000 shares of common stock in its initial public offering. On June 11, 2007, June 18, 2007 and July 11, 2007, the Fund issued an additional 1,750,000 shares, 750,000 shares and 555,900 shares, respectively, pursuant to an over allotment option. These shares were issued at $19.10 per share after deducting the sales load but before underwriters’ expense reimbursement. In connection with the Fund’s dividend reinvestment plan, the Fund issued 56,476 shares during the period ended October 31, 2007.

Offering costs, estimated at $1,272,236 or $0.04 per share, in connection with the issuance of common shares have been borne by the Fund and were charged to paid-in capital. The Adviser and Investment Manager have agreed to pay offering expenses (other than sales load, but including reimbursement of expenses to the underwriters) in excess of $0.04 per common share.

Preferred Shares

On June 12, 2007, the Fund’s Board of Trustees authorized the issuance of Preferred Shares, as part of the Fund’s leverage strategy. Preferred Shares issued by the Fund have seniority over the common shares.

On September 14, 2007, the Fund issued 3,400 shares of Preferred Shares Series T7 and 3,400 shares of Preferred Shares Series W7, each with a liquidation value of $25,000 per share plus accrued dividends.

Offering costs, including the 1% sales charge associated with the issuance of preferred shares, estimated at $2,100,000 were borne by the common shareholders as a direct reduction to paid-in-capital.

Annual Report | October 31, 2007 | 15

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Notes to Financial Statements continued

Dividends are accumulated daily at a rate set through an auction process and are paid monthly. Distributions of net realized capital gains, if any, are made annually.

For the period ended October 31, 2007, the annualized dividend rates ranged from:

	High	Low	At October 31, 2007
Series T7	6.10%	5.15%	5.20%
Series W7	6.20%	5.20%	5.25%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption on Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Note 8 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Subsequent Event:

Subsequent to October 31, 2007, the Fund declared on November 1, 2007 and December 3, 2007, monthly dividends to common shareholders of $0.1458 per common share. These dividends are payable on November 30, 2007 and December 31, 2007 to shareholders of record on November 15, 2007 and December 14, 2007, respectively.

Note 10 – Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of FIN 48 and has determined it does not have any impact on the financial statements as of October 31, 2007.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

16 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Report of Independent Registered Public Accounting Firm |

To the Board of Trustees and Shareholders of Advent/Claymore Global Convertible Securities & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of the Advent/Claymore Global Convertible Securities & Income Fund (the “Fund”) at October 31, 2007, and the results of its operations and the changes in its net assets applicable to common shareholders and the financial highlights for the period May 29, 2007 (commencement of operations) through October 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 26, 2007

Annual Report | October 31, 2007 | 17

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Supplemental Information | (unaudited)

Federal Income Tax Information

Qualified dividend income of as much as $2,507,874 was received by the Fund through October 31, 2007. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For corporate shareholders $884,278 of investment income (dividend income plus short-term gains, if any) qualified for the dividends-received deduction.

In January 2008, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2007.

Results of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on September 18, 2007. At this meeting, shareholders voted on the election of Trustees.

With regard to the election of the following Class I Trustees by common shareholders of the Fund:

	# of Shares In Favor	# of Shares Withheld
Gerald L. Seizert	29,717,386	531,029
Derek Medina	29,707,285	541,130
Randall C. Barnes	29,716,986	531,429

The other Trustees of the Fund whose terms did not expire in 2007 are Daniel Black, Nicholas Dalmaso, Tracy V. Maitland, Ronald A. Nyberg and Michael A. Smart.

Trustees

The Trustees of the Advent/Claymore Global Convertible Securities & Income Fund and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) Held with Registrant	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Daniel Black+ Year of birth: 1960 Trustee	Since 2007	Partner, the Wicks Group of Cos., LLC (2001-present). Formerly, Managing Director and Co-head of the Merchant Banking Group at BNY Capital Markets, a division of The Bank of New York Co., Inc. (1998-2003).	3	None.

Randall C. Barnes++ Year of birth: 1951 Trustee	Since 2007	Investor (2001-present). Formerly, Senior Vice President, Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	46	None.

Derek Medina+ Year of birth: 1966 Trustee	Since 2007	Vice President, Business Affairs and News Planning at ABC News (2003-present). Formerly, Executive Director, Office of the President at ABC News (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	3	Director of Young Scholar’s Institute.

Ronald A. Nyberg++ Year of birth: 1953 Trustee	Since 2007	Principal of Nyberg & Cassioppi, LLC., a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	49	None.

Gerald L. Seizert, CFP+ Year of birth: 1952 Trustee	Since 2007	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC (2000-present). Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	3	Former Director of Loomis, Sayles and Co., L.P

Michael A. Smart+ Year of birth: 1960 Trustee	Since 2007	Managing Partner, Cordova, Smart & Williams, LLC, Advisor First Atlantic Capital Ltd., (2001-present). Formerly, a Managing Director in Investment Banking-The Private Equity Group (1995-2001) and a Vice President in Investment Banking-Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, (1991-1992). Associate at Dillon, Read and Co. (investment bank) (1988-1990).	3	Director, Country Pure Foods. Chairman, Board of Directors, Berkshire Blanket, Inc. President and Chairman, Board of Directors, Sqwincher Corp.

18 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund | Supplemental Information (unaudited) continued

Name, Address*, Year of Birth and Position(s) Held with Registrant	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees:
Tracy V. Maitland+† Year of birth: 1960 Trustee, President and Chief Executive Officer	Since 2007	President of Advent Capital Management, LLC, which he founded in 1995. Prior to June, 2001, President of Advent Capital Management, a division of Utendahl Capital	3	None.

Nicholas Dalmaso++†† Year of birth: 1965 Trustee	Since 2007	Senior Managing Director and Chief Administrative Officer of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). General Counsel of Claymore Group, Inc., Claymore Advisors, LLC and Claymore Securities, Inc. (2001-2007). Formerly, Assistant General Counsel, John Nuveen and Co., Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	49	None.

+	Address for all Trustees noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018.
++	Address for all Trustees noted: 2455 Corporate West Drive, Lisle, IL 60532.
*	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

–Messrs. Seizert, Medina and Barnes, as Class I Trustees, are expected to stand for re-election at the Fund’s 2010 annual meeting of shareholders.

–Messrs. Smart, Nyberg and Black, as Class II Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.

–Messrs. Maitland and Dalmaso, as Class III Trustees, are expected to stand for re-election at the Fund’s 2009 annual meeting of shareholders.

**	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.
†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.
††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Servicing Agent.

Officers

The officers of the Advent/Claymore Global Convertible Securities & Income Fund and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) Held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations
Officers:
F. Barry Nelson Year of birth: 1943 Vice President and Assistant Secretary	Since 2007	Co-Portfolio Manager at Advent Capital Management, LLC (2001- present). Prior to June 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Robert White Year of birth: 1965 Treasurer and Chief Financial Officer	Since 2007	Chief Financial Officer, Advent Capital Management, LLC (2005-present). Previously, Vice President, Client Service Manager, Goldman Sachs Prime Brokerage (1997-2005).

Rodd Baxter Year of birth: 1950 Secretary and Chief Compliance Officer	Since 2007	General Counsel, Advent Capital Management, LLC (2002-present). Formerly, Director and Senior Counsel, SG Cowen Securities Corp. (1998-2002).

*	Address for all Officers: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018
**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

Annual Report | October 31, 2007 | 19

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by The Bank of New York (the “Plan Administrator”), Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, Attention: Stock Transfer Department, 101 Barclay 11E, New York, NY 10286, Phone Number: (866) 488-3559.

20 | Annual Report | October 31, 2007

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Investment Advisory and Investment Management Agreement Contracts | (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) contemplates that the Board of Trustees (the “Board”) of Advent/Claymore Global Convertible Securities & Income Fund (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory or investment management agreements and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), are required to approve the terms of the Fund’s investment advisory and investment management agreements prior to the commencement of Fund operations. In this regard, the Board reviewed and approved the Investment Advisory Agreement (the “Advisory Agreement”) and the Investment Management Agreement (the “Management Agreement”) with the Adviser and the Investment Manager for the Fund.

More specifically, at a meeting held on March 13, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the Investment Manager and approval of the Advisory Agreement and of the Management Agreement. Going forward, after an introductory period, the Board will review the Advisory Agreement and the Management Agreement on an annual basis and approval from the Board will be required for the agreement contracts to remain in effect.

Board Consideration of Investment Advisory Agreement and Investment Management Agreement:

The Board of Trustees of the Fund, in approving the selection of the Adviser and the Investment Manager and in approving the Advisory Agreement between the Fund and Claymore Advisors, LLC (“Claymore”) and the Management Agreement among the Fund, Claymore and Advent Capital Management, LLC (“Advent”) (collectively, the “Agreements”), considered and concluded the following:

Nature, Extent and Quality of Services

The Independent Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Trust by Claymore and Advent under the Investment Advisory Agreement and Investment Management Agreement. The Independent Trustees reviewed and analyzed the information provided by Advent and Claymore which included, among other things, information about the background and experience of the senior management and the expertise of personnel of Advent and Claymore. In this regard, the Independent Trustees specifically reviewed the qualifications, background and responsibilities of the officers who will be primarily responsible for day-to-day portfolio management services for the Trust.

The Independent Trustees evaluated the ability of Advent and Claymore, including their resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory and supervisory personnel. In this connection, the Independent Trustees considered information regarding the compensation structures for the personnel of Advent and Claymore involved in the management of the Trust.

Based on the above factors, together with those referenced below, the Independent Trustees concluded that they were generally satisfied with the nature, extent and quality of the investment management and advisory services to be provided to the Trust.

Projected Expenses

The Independent Trustees received and considered statistical information regarding the Trust’s projected total expense ratios and its various components. They also considered comparisons of these expenses to the expense information for six other closed-end funds that were determined to be the most similar to the Trust (the “Peer Group”).

Based on the above-referenced considerations and other factors, the Independent Trustees concluded that the projected expenses supported the approval of the Investment Advisory Agreement and Investment Management Agreement.

Investment Advisory and Investment Management Fee Rates

The Independent Trustees reviewed and considered the contractual investment management fee rate and investment advisory fee rates for the Trust (collectively, the “Management Agreement Rates”) payable by the Trust to Advent and Claymore, respectively, for investment management and advisory services.

Additionally, the Independent Trustees received and considered information comparing the Management Agreement Rates with those of the other funds in the relevant Peer Group. The Independent Trustees concluded that the fees were fair and equitable based on relevant factors, including the Trust’s projected total expenses relative to the Peer Group.

Profitability

The Independent Trustees received and considered an estimated profitability analysis of Advent and Claymore based on the Management Agreement Rates. The Independent Trustees concluded that, in light of the costs of providing investment advisory service and investment management services to the Trust, the profits and other ancillary benefits that Advent and Claymore would receive with regard to providing these services to the Trust were not unreasonable.

Economies of Scale

The Independent Trustees received and considered information regarding whether there would be potential economies of scale with respect to the management of the Trust, and whether the Trust would appropriately benefit from any economies of scale. The Independent Trustees concluded that the opportunity to benefit from economies of scale were diminished in the context of closed-end funds.

Information about Services to Other Clients

The Independent Trustees also received and considered information about the nature, extent and quality of services and fee rates offered by Advent and Claymore to their other clients.

After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that approval of the Advisory and Management Agreements was in the best interest of the Fund and its shareholders.

Annual Report | October 31, 2007 | 21

AGC | Advent/Claymore Global Convertible Securities & Income Fund

Fund Information |

Board of Trustees

Randall C. Barnes

Daniel Black

Nicholas Dalmaso*

TracyV. Maitland*

Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Officers

Tracy V. Maitland

President and Chief Executive Officer

F. Barry Nelson

Vice President and Assistant Secretary

Robert White

Treasurer and Chief Financial Officer

Steven M. Hill

Assistant Treasurer

Rodd Baxter

Secretary and Chief Compliance Officer

Investment Manager

Advent Capital Management, LLC

New York, New York

Investment Adviser

Claymore Advisors, LLC

Lisle, Illinois

Administrator, Custodian and Transfer Agent

The Bank of New York

New York, New York

Preferred Stock–

Dividend Paying Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate,

Meagher & Flom LLP

New York, New York

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

New York, New York

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent/Claymore Global Convertible Securities & Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 101 Barclay 11E, New York, NY 10286; (866) 488-3559.

This report is sent to shareholders of Advent/Claymore Global Convertible Securities & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.adventclaymore.com.

In October 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

22 | Annual Report | October 31, 2007

Advent Capital Management, LLC
1065 Avenue of the Americas
New York, New York 10018

AGC
LISTED
NYSE

AGC-AR-1007

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) (1) The registrant’s Code of Ethics is attached hereto as an exhibit.

     (2) Not applicable.

     (3) Not applicable.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has six audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Randall C. Barnes, Daniel Black, Derek Medina, Ronald Nyberg, Gerald L. Seizert and Michael A. Smart. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate fees billed for the period May 30, 2007 to October 31, 2007, for professional services rendered by the principal accountant for the audit is approximately $77,000.

(b) Audit-Related Fees: the aggregate fees billed for the period May 30, 2007 to October 31, 2007, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item is $14,310. Specifically, this amount represents the amount paid for the audit of the preferred shares asset coverage test.

(c) Tax Fees: the aggregate fees billed for the period May 30, 2007 to October 31, 2007, for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning is $8,500.

(d) All Other Fees: the aggregate fees billed for the period May 30, 2007 to October 31, 2007, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item is $0.

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. The pre-approval policies are attached as an exhibit hereto. The policies provide for both “general pre-approval” and “specific pre-approval” as defined therein. During the fiscal period ended October 31, 2007, the registrant utilized only the specific pre-approval method.

AUDIT COMMITTEE PRE-APPROVAL POLICY

OF

ADVENT CLAYMORE GLOBAL CONVERTIBLE SECURITIES AND INCOME FUND

Statement of Principles

The Audit Committee (the “Audit Committee”) of the Board of Trustees (the “Board”) of Advent Claymore Convertible Securities and Income Fund (the “Trust,”) is required to pre-approve all Covered Services (as defined in the Audit Committee Charter) in order to assure that the provision of the Covered Services does not impair the auditors’ independence. Unless a type of service to be provided by the Independent Auditor (as defined in the Audit Committee Charter) is pre-approved in accordance with the terms of this Audit Committee Pre-Approval Policy (the “Policy”), it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

This Policy and the appendices to this Policy describe the Audit, Audit-Related, Tax and All Other services that are Covered Services and that have been pre-approved under this Policy. The appendices hereto sometimes are referred to herein as the “Service Pre-Approval Documents”. The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. At its June meeting of each calendar year, the Audit Committee will review and re-approve this Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both. The Audit Committee hereby directs that each version of this Policy and the Service Pre-Approval Documents approved, re-approved or amended from time to time be maintained with the books and records of the Trust.

Delegation

In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. The Audit Committee expects pre-approval of Covered Services by the Chairman pursuant to this delegated authority to be the exception rather than the rule and may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

Pre-Approved Fee Levels

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit Services

The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit-Related Services

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Trust and, to the extent they are Covered Services, the other Covered Entities (as defined in the Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Tax Services

The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

All Other Services

All Other services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Procedures

Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the SEC’s rules on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed for the period May 30, 2007 to October 31, 2007 by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant (not including a sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly related to the operations and financial reporting of the registrant is $0.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Daniel Black, Randall C. Barnes, Derek Medina, Ronald Nyberg, Gerald L. Seizert and Michael A. Smart.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Advent Capital Management, LLC (the “Advisor”). The Advisor’s Proxy Voting Policies and Procedures are included as an exhibit hereto.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) F. Barry Nelson, Paul Latronica and Hart Woodson are primarily responsible for the day-to-day management of the registrant’s portfolio. The following provides information regarding the portfolio managers as of October 31, 2007:

Name	Since	Professional Experience
F. Barry Nelson	2007 (Inception)	Portfolio Manager at Advent Capital Management, LLC for more than five years.

Paul Latronica	2007 (Inception)	Portfolio Manager and at Advent Capital Management, LLC. He has been associated with Advent Capital Management for more than five years.

Hart Woodson	2007 (Inception)	Portfolio Manager and at Advent Capital Management, LLC since March 2006. He was previously a Senior Vice President at GAMCO Investments, Inc. since 1994.

(a) (2) (i-iii) Other accounts managed. Only Mr. Woodson manages any performance based fee accounts. Two of Mr Woodson’s accounts have performance based fees with total assets of $285 million. The following summarizes information regarding each of the other accounts managed by the Advent Portfolio Managers as of October 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets
F. Barry Nelson	1	$939 million	1	$20.7 million	44	$463.0 million

Paul Latronica	1	$273 million	0	$0	0	$0

Hart Woodson	0	$0	1	$114 million	2	$329.0 million

(a) (2) (iv) Conflicts of Interest. If another account of the Portfolio Manager has investment objectives and policies that are similar to those of the Registrant, the Portfolio Manager will allocate orders pro-rata among the Registrant and such other accounts, or, if the Portfolio Manager deviates from this policy, the Portfolio Manager will allocate orders such that all accounts (including the Registrant) receive fair and equitable treatment.

(a) (3) Compensation Structure. The salary of the Portfolio Manager is fixed. The bonus of the Portfolio Manager is 100% discretionary. The bonus is determined by senior management at Advent Capital Management, LLC.

(a) (4) Securities ownership. The following table discloses the dollar range of equity securities of the Fund beneficially owned by each of the Advent Capital Management, LLC Portfolio Managers as of October 31, 2007:

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
F. Barry Nelson	$10,001-$50,000

Paul Latronica	$1-$10,000

Hart Woodson	$10,001-$50,000

(b) Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(c) Proxy Voting Policies and Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent/Claymore Global Convertible Securities & Income Fund

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	January 7, 2008

By:	/s/ Robert White
Name:	Robert White
Title:	Treasurer and Chief Financial Officer
Date:	January 7, 2008